Summary of Significant Accounting Policies	12 Months Ended
Nov. 30, 2013
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Summary of Significant Accounting Policies
Summary of Significant Accounting Policies
Basis of Presentation
We consolidate entities over which we have control, as typically evidenced by a voting control of greater than 50% or for which we are the primary beneficiary, whereby we have the power to direct the most significant activities and the obligation to absorb significant losses or receive significant benefits from the entity (see Note 3). We do not separately present our noncontrolling interests in the consolidated financial statements since the amounts are insignificant. For affiliates we do not control but where significant influence over financial and operating policies exists, as typically evidenced by a voting control of 20% to 50%, the investment is accounted for using the equity method.
Preparation of Financial Statements
The preparation of our consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported and disclosed in our financial statements. Actual results may differ from the estimates used in preparing our consolidated financial statements. All significant intercompany balances and transactions are eliminated in consolidation. Certain prior period amounts have been reclassified in the Consolidated Statements of Cash Flows to conform to the current period presentation. The reclassifications had no impact on net cash provided by operating activities and net cash used in investing and financing activities.
Cash and Cash Equivalents
Cash and cash equivalents include investments with maturities of three months or less at acquisition, which are stated at cost. At November 30, 2013 and 2012, cash and cash equivalents are comprised of cash on hand, money market funds and time deposits.
Inventories
Inventories consist substantially of food and beverage, hotel and restaurant products and supplies, fuel and gift shop merchandise held for resale, which are all carried at the lower of cost or market. Cost is determined using the weighted-average or first-in, first-out methods.
Property and Equipment
Property and equipment are stated at cost. Depreciation and amortization were computed using the straight-line method over our estimates of average useful lives and residual values, as a percentage of original cost, as follows:

	Years	Residual Values
Ships	30	15%
Ship improvements	Shorter of remaining ship life or useful life (3-28)	0% or 15%
Buildings and improvements	10-35	0% or 10%
Computer hardware and software	2-10	0% or 10%
Transportation equipment and other	2-20	0% or 10%
Leasehold improvements, including port facilities	Shorter of lease term or related asset life (3-30)	—

The cruise business is very capital intensive. Each year, a capital program is developed for the improvement of our ships, as well as asset replacements to enhance efficiency of operations, gain strategic benefits or provide newer improved product offerings to our guests. Ship improvement costs that we believe add value to our ships, such as those incurred for refurbishments, safety and operational efficiencies, are capitalized to the ships and depreciated over the shorter of their or the ships’ estimated remaining useful life, while costs of repairs and maintenance, including minor improvement costs, are charged to expense as incurred. We capitalize interest as part of the cost of acquiring ships and other capital projects during their construction period. The specifically identified or estimated cost and accumulated depreciation of previously capitalized ship components are written-off upon retirement, which may result in a loss on disposal that is included in other ship operating expenses.
Dry-dock costs primarily represent planned major maintenance activities that are incurred when a ship is taken out-of-service for scheduled maintenance. These costs are expensed as incurred and included in other ship operating expenses.
We review our long-lived assets, principally our ships, for impairment whenever events or changes in circumstances indicate that the carrying amounts of these assets may not be fully recoverable. Upon the occurrence of a triggering event, the assessment of possible impairment is based on our ability to recover the carrying value of our asset, which is determined by using the asset’s estimated undiscounted future cash flows. If these estimated undiscounted future cash flows are less than the carrying value of the asset, an impairment charge is recognized for the excess, if any, of the asset’s carrying value over its estimated fair value. As it relates to our ships, the lowest level for which we maintain identifiable cash flows that are independent of the cash flows of other assets and liabilities is at the individual ship level.
A significant amount of judgment is required in estimating the future cash flows and fair values of our cruise ships.
Intangibles
Goodwill represents the excess of the purchase price over the fair value of identifiable net assets acquired in a business acquisition. We review our goodwill for impairment at least annually and, when events or circumstances dictate, more frequently. All of our goodwill has been allocated to our reporting units, also referred to as “cruise brands.” The impairment review for goodwill allows us to first assess qualitative factors to determine whether it is necessary to perform the more detailed two-step quantitative goodwill impairment test. We would perform the quantitative test if our qualitative assessment determined it is more-likely-than-not that a cruise brand’s estimated fair value is less than its carrying amount. We may also elect to bypass the qualitative assessment and proceed directly to the quantitative test for any cruise brand. When performing the quantitative test, if the estimated fair value of the cruise brand exceeds its carrying value, no further analysis or write-down of goodwill is required. However, if the estimated fair value of the cruise brand is less than the carrying value of its net assets, the estimated fair value of the cruise brand is assigned to all its underlying assets and liabilities, including both recognized and unrecognized tangible and intangible assets, based on their fair values. If necessary, goodwill is then written down to its implied fair value.

Trademarks represent substantially all of our other intangibles. For certain acquisitions, we have allocated a portion of the purchase prices to the acquiree’s identified trademarks. Trademarks are estimated to have an indefinite useful life and, therefore, are not amortizable, but are reviewed for impairment at least annually and, when events or circumstances dictate, more frequently. The impairment review for trademarks also allows us to first assess qualitative factors to determine whether it is necessary to perform a more detailed quantitative trademark impairment test. We would perform the quantitative test if our qualitative assessment determined it was more-likely-than-not that the trademarks are impaired. We may also elect to bypass the qualitative assessment and proceed directly to the quantitative test. Our trademarks would be considered impaired if their carrying value exceeds their estimated fair value. The costs of developing and maintaining our trademarks are expensed as incurred.
A significant amount of judgment is required in estimating the fair values of our cruise brands and trademarks.
Revenue and Expense Recognition
Guest cruise deposits represent unearned revenues and are initially recorded as customer deposit liabilities when received. Customer deposits are subsequently recognized as cruise revenues, together with revenues from onboard and other activities, and all associated direct costs and expenses of a voyage are recognized as cruise costs and expenses, upon completion of voyages with durations of ten nights or less and on a pro rata basis for voyages in excess of ten nights. The impact of recognizing these shorter duration cruise revenues and costs and expenses on a completed voyage basis versus on a pro rata basis is not material. Future travel discount vouchers issued to guests are recorded as a reduction of cruise passenger ticket revenues when such vouchers are utilized. Cancellation fees are recognized in cruise passenger ticket revenues at the time of the cancellation.
Our sale to guests of air and other transportation to and from airports near the home ports of our ships and the related cost of purchasing these services are recorded in cruise passenger ticket revenues and cruise transportation costs, respectively. The proceeds that we collect from the sale of third-party shore excursions and on behalf of onboard concessionaires, net of the amounts remitted to them, are recorded as concession revenues in onboard and other cruise revenues. All these amounts are recognized on a completed voyage or pro rata basis as discussed above.
Cruise passenger ticket revenues include fees and taxes levied by governmental authorities and collected by us from our guests. A portion of these fees and taxes vary with guest head counts and are directly imposed on a revenue-producing arrangement. This portion of the fees and taxes is expensed in commissions, transportation and other costs when the corresponding revenues are recognized. These fees and taxes included in passenger ticket revenues and commissions, transportation and other costs were $517 million, $477 million and $405 million in 2013, 2012, and 2011, respectively. The remaining portion of governmental fees and taxes are also included in passenger ticket revenues but are expensed in other ship operating expenses when the corresponding revenues are recognized.
Revenues and expenses from our hotel and transportation operations, which are included in our Tour and Other segment, are recognized at the time the services are performed or expenses are incurred. Revenues from the long-term leasing of ships, which are also included in our Tour and Other segment, are recognized ratably over the term of the charter agreement using the straight-line method (see Note 11).
Insurance
We maintain insurance to cover a number of risks including illness and injury to crew, guest injuries, pollution, other third-party claims in connection with our cruise activities, damages to hull and machinery for each of our ships, war risks, workers’ compensation, employee health, directors and officers liability, property damages and general liabilities for third-party claims. We recognize insurance recoverables from third-party insurers for incurred expenses at the time the recovery is probable and upon realization for amounts in excess of incurred expenses. All of our insurance policies are subject to coverage limits, exclusions and deductible levels. The liabilities associated with crew illnesses and crew and guest injury claims, including all legal costs, are estimated based on the specific merits of the individual claims or actuarially estimated based on historical claims experience, loss development factors and other assumptions. While we believe our estimated accrued claims reserves are adequate, the ultimate losses may differ.
At November 30, 2013 and 2012, substantially all of our aggregated short-term and long-term insurance recoverables relate to crew, guest and other third-party claims for the Costa Concordia incident (“2012 Ship Incident”). At November 30, 2013 and 2012, primarily all of our aggregated short-term and long-term claims reserves also relate to the 2012 Ship Incident. At November 30, 2013 and 2012, our long-term insurance recoverables and long-term claims reserve are included in other assets and other long-term liabilities, respectively, and are not material.
Selling and Administrative Expenses
Selling expenses include a broad range of advertising, such as marketing and promotional expenses. Advertising is charged to expense as incurred, except for media production costs. The brochures and media production costs are recorded as prepaid expenses and charged to expense as consumed or upon the first airing of the advertisement, respectively. Advertising expenses totaled $588 million in 2013 and $527 million in both 2012 and 2011. Administrative expenses represent the costs of our shoreside ship support, reservations and other administrative functions, and include, among others, salaries and related benefits, professional fees and occupancy costs, which are typically expensed as incurred.
Foreign Currency Translations and Transactions
Each business determines its functional currency by reference to its primary economic environment. We translate the assets and liabilities of our foreign operations that have functional currencies other than the U.S. dollar at exchange rates in effect at the balance sheet date. Revenues and expenses of these foreign operations are translated at weighted-average exchange rates for the period. Their equity is translated at historical rates and the resulting foreign currency translation adjustments are included as a component of accumulated other comprehensive income (“AOCI”), which is a separate component of shareholders’ equity. Therefore, the U.S. dollar value of the non-equity translated items in our consolidated financial statements will fluctuate from period to period, depending on the changing value of the U.S. dollar versus these currencies.
Our underlying businesses execute transactions in a number of different currencies, principally the U.S. dollar, euro, sterling and Australian and Canadian dollars. Exchange rate gains and losses arising from the remeasurement of monetary assets and liabilities and foreign currency transactions denominated in a currency other than the functional currency of the entity involved are recognized currently in nonoperating earnings, unless such monetary liabilities have been designated to act as hedges of net investments in our foreign operations. These net gains or losses included in nonoperating earnings were insignificant in 2013, 2012 and 2011. In addition, the unrealized gains or losses on our long-term intercompany receivables denominated in a non-functional currency, which are not expected to be repaid in the foreseeable future and are therefore considered to form part of our net investments, are recorded as foreign currency translation adjustments, which are included as a component of AOCI.
Share-Based Compensation
We recognize compensation expense for all share-based compensation awards using the fair value method. For time-based share awards, we recognize compensation cost ratably using the straight-line attribution method over the expected vesting period or to the retirement eligibility date, if less than the vesting period, when vesting is not contingent upon any future performance. For performance-based share awards, we generally recognize compensation cost ratably using the straight-line attribution method over the expected vesting period based on the probability of the performance condition being achieved. If all or a portion of the performance condition is not expected to be met, the appropriate amount of previously recognized compensation expense will be reversed and future compensation expense will be adjusted accordingly. For market-based share awards, we recognize compensation cost ratably using the straight-line attribution method over the expected vesting period. If the target market and performance conditions are not expected to be met, compensation expense will still be recognized. In addition, we estimate the amount of expected forfeitures, based on historical forfeiture experience, when calculating compensation cost. If the actual forfeitures that occur are significantly different from the estimate, then we revise our estimates.
Earnings Per Share
Basic earnings per share is computed by dividing net income by the weighted-average number of shares outstanding during each period. Diluted earnings per share is computed by dividing net income by the weighted-average number of shares and common stock equivalents outstanding during each period. For earnings per share purposes, Carnival Corporation common stock and Carnival plc ordinary shares are considered a single class of shares since they have equivalent rights (see Note 3).